Stock Based Compensation - Fair value of stock options (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		47.99%		47.99%
Expected volatility, maximum		48.79%		48.79%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum					45.00%	47.17%	47.69%
Expected volatility, maximum	48.71%		48.71%		50.00%	55.47%	49.17%
Risk-free interest rate, minimum					0.27%	1.57%	2.60%
Risk-free interest rate, maximum	0.02%		0.02%		1.44%	2.64%	3.06%
Expected term (in years)	3 months		3 months
Expected dividend yield					0.00%	0.00%	0.00%
Weighted average estimated fair value of stock options granted during the year (in dollars per share)	$ 15.63	$ 2.58	$ 15.63	$ 2.42	$ 5.06	$ 0.21	$ 0.11
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years		5 years
Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					4 years 1 month 20 days	5 years	5 years 5 months 26 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 2 months 4 days		6 years 2 months 4 days
Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					6 years 3 months	6 years 10 months 9 days	6 years 1 month 17 days